Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended
	Apr. 10, 2024	Apr. 30, 2024	Mar. 31, 2024	Jan. 31, 2024	Apr. 12, 2024	Dec. 31, 2023	Jul. 05, 2023
Subsequent Event [Line Items]
Business Combination, Contingent Consideration, Liability						$ 37,906,821
Preferred stock conversion price per share							$ 105
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance or sale of equity			$ 6,000,000	$ 7,000,000
Payments for repurchase of warrants		$ 400,000
Subsequent Event [Member] | Preferred Class A [Member]
Subsequent Event [Line Items]
Preferred stock conversion price per share					$ 1.2573
Subsequent Event [Member] | Dwt 33664 Bulk Carrier Vessel [Member]
Subsequent Event [Line Items]
Payments to acquire productive assets	$ 16,190,000
Initial percentage of consideration paid	10.00%
Consideration paid	$ 1,620,000
Business Combination, Contingent Consideration, Liability	$ 14,570,000